Condensed Consolidated Statement of Changes in Stockholders' Equity (Parentheticals) - GOOD WORKS ACQUISITION CORP. [Member]	6 Months Ended
Dec. 31, 2020 shares
Over-Allotment
Sale of stock	2,250,000
Common Stock | Anchor Investors
Sale of stock	1,355,000
Common Stock | Initial stockholders
Sale of stock	1,355,000
Common Stock | Initial stockholders
Sale of stock	562,500
Common Stock | Sponsor 2, LLC
Sale of stock	562,500
Common Stock | Public Offering | October 22, 2020
Sale of stock	15,000,000
Common Stock | Private Units | October 22, 2020
Sale of stock	228,000
Common Stock | Over-Allotment | October 26, 2020
Sale of stock	1,500,000
Common Stock | Over-Allotment | November 17, 2020
Sale of stock	500,000
Common Stock | Initial stockholders
Number of shares subject to forfeiture	62,500